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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matador Capital Management

Address:  200 First Avenue North
          Suite 201
          St. Petersburg, FL  33701-3335


        CIK # 0001054608




Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:
Robert Befumo                   New York, NY                    11/13/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE


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                                                                        ITEM 6                                 ITEM 8
   ITEM 1               ITEM 2     ITEM 3      ITEM 4   ITEM 5       INVEST. DISC.        ITEM 7          VOTING AUTHORITY
                        TITLE                  FAIR    SHARES OR               SHARED
                         OF        CUSIP        MKT    PRINCIPAL  SOLE  SHARED  OTHER      OTHER        SOLE    SHARED  NONE
NAME OF ISSUER          CLASS      NUMBER      VALUE    AMOUNT    (A)    (B)    (C)      MANAGERS        (A)      (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------

ALLIED WASTE
  INDUSTRIES IN         COMMON   19589308    7889000     700000      N    X                              EVER    700000  0
COHERENT INC W/RTS
  TO PUR                OTC EQ   192479103   8954099     258341      N    X                              EVER    258341  0
CAPSTONE TURBINE CORP   OTC EQ   14067D102    279720     199800      N    X                              EVER    199800  0
COVANTA HOLDING
  CORPORATIO            COMMON   2.23E+106  25836000    1200000      N    X                              EVER   1200000  0
DATATRAK INTL INC       OTC EQ   238134100    558000     100000      N    X                              EVER    100000  0
DIEBOLD INC             COMMON   253651103  10612614     243800      N    X                              EVER    243800  0
DISTRIBUTED ENERGY
  SYSTEMS               OTC EQ   25475V104    872100     270000      N    X                              EVER    270000  0
DEVRY INC-DEL           COMMON   251893103   7444500     350000      N    X                              EVER    350000  0
FUEL SYSTEMS
  SOLUTIONS INC         OTC EQ   35952W103   2544000     200000      N    X                              EVER    200000  0
HOT TOPIC INC           OTC EQ   441339108   4456000     400000      N    X                              EVER    400000  0
HARRIS INTERACTIVE
  INC                   OTC EQ   414549105    610000     100000      N    X                              EVER    100000  0
INVESTOOLS INC          OTC EQ   46145P103   5459568     513600      N    X                              EVER    513600  0
IMMUNICON CORP          OTC EQ   45260A107    328500      75000      N    X                              EVER     75000  0
KODIAK OIL & GAS CORP   COMMON   50015Q100   2443000     700000      N    X                              EVER    700000  0
LIBERTY GLOBAL INC      OTC EQ   530555101   4633200     180000      N    X                              EVER    180000  0
LIBERTY GLOBAL INC      OTC EQ   530555309   9397500     375000      N    X                              EVER    375000  0
LIBERTY MEDIA HOLDING   OTC EQ   53071M302   8357004     100000      N    X                              EVER    100000  0
LIBERTY MEDIA HLDG
  CORP                  OTC EQ   53071M104  14266005     700000      N    X                              EVER    700000  0
LEARNING TREE
  INTERNATIONA          OTC EQ   522015106   3252000     400000      N    X                              EVER    400000  0
MEDAREX INC             OTC EQ   583916101   8062500     750000      N    X                              EVER    750000  0
NEW HORIZONS WORLDWIDE
  INC                   OTC EQ   645526104    225000     250000      N    X                              EVER    250000  0
NRG ENERGY INC          COMMON   629377508   9060000     200000      N    X                              EVER    200000  0
NTN COMMUNICATIONS
  INC NEW               COMMON   629410309   3906500    3005000      N    X                              EVER   3005000  0
PDL BIOPHARMA INC       OTC EQ   69329Y104   5760000     300000      N    X                              EVER    300000  0
PRIMEDIA INC            COMMON   74157K101    228000     150000      N    X                              EVER    150000  0
REPUBLIC SERVICES INC   COMMON   760759100  44231000    1100000      N    X                              EVER   1100000  0
STRATEGIC DIAGNOSTICS
  INC                   OTC EQ   862700101   1925000     500000      N    X                              EVER    500000  0
SIX FLAGS INC           COMMON   83001P109   6929750    1325000      N    X                              EVER   1325000  0
SUPPORT.COM INC         OTC EQ   868587106    262200      60000      N    X                              EVER     60000  0
TEVA PHARMACEUTICAL
  INDUST                OTC EQ   881624209   7329350     215000      N    X                              EVER    215000  0
TERRA INDUSTRIES INC    COMMON   880915103   2862723     371300      N    X                              EVER    371300  0
WASTE CONNECTIONS INC   COMMON   941053100   7582000     200000      N    X                              EVER    200000  0
WILLIAMS COMPANIES
  INC                   COMMON   969457100  73997000    3100000      N    X                              EVER   3100000  0
WASTE MANAGEMENT INC
  NEW                   COMMON   94106L109  14672000     400000      N    X                              EVER    400000  0
WILLIAMS PARTNERS L P   COMMON   96950F104   7218000     200000      N    X                              EVER    200000  0

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